Eversheds Sutherland (US) LLP 1114 Avenue of the Americas, 40th Floor New York, NY 10036-7703 D: +1 212.389.5080 F: +1 212.389.5099 dodiekent@ eversheds-sutherland.com
February 8, 2021 VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:    Registration Statement on Form S-3 for

         Brighthouse Life Insurance Company

         Brighthouse Retirement Account Liquidity Benefit

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company (the “Company”), we have transmitted for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-3 (the “New Registration Statement”) for certain fixed account annuitization options with a market value adjustment (the “Liquidity Benefit”) offered by the Company to owners of the Brighthouse Retirement Account variable annuity contract.

The New Registration Statement will carry forward under Rule 415(a)(6) unsold securities for the Liquidity Benefit, which are currently registered pursuant to a registration statement filed on Form S-3 (File No. 333-221618) (the “Effective Registration Statement”). But for the three-year limitation under Rule 415(a)(5) on the offer and sale of securities that are offered and sold on a continuous basis, the Company would continue to offer and sell the Liquidity Benefit under the Effective Registration Statement.

The Company represents that if the New Registration Statement were eligible to be filed pursuant to Rule 485, the Company would make the filing pursuant to Rule 485(b) because it will not include any material changes compared to the Effective Registration Statement other than those that would be permitted by Rule 485(b).

The Company requests that the Securities and Exchange Commission (the “Commission”) declare the New Registration Statement effective no later than April 30, 2021. Following review by the staff of the Commission (the “Staff”), the Company plans to file a pre-effective amendment in April 2021 addressing the Staff’s comments, if any; incorporating the required financial statements, the auditor’s consent, the required exhibits, and the otherwise omitted information; and making any clarifying or stylistic changes to the disclosure that the Company deems appropriate. Requests for acceleration of effectiveness pursuant to Rule 461 will be filed with the Commission at that time.

Please contact the undersigned at the above number if you have any questions or comments regarding this letter or the New Registration Statement. We greatly appreciate the Staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Dodie C. Kent

Dodie C. Kent

cc:	Michele H. Abate, Brighthouse Financial
Ronald Coenen Jr., Eversheds Sutherland

Eversheds Sutherland (US) LLP is part of a global legal practice, operating through various separate and distinct legal entities, under Eversheds Sutherland. For a full description of the structure and a list of offices, please visit www.eversheds-sutherland.com.